Employee Benefit Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
France
Discount rate	3.05%	3.65%	0.75%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	1.52%	2.25%	0.33%
Expected rate of return on plan assets	3.04%	3.00%	1.50%
Salary increases	2.00%	1.50%	1.50%